UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
October 31, 2006 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)	Value ($)

Arizona--2.9%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)		3.87	11/7/06	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Martin
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)		3.59	11/7/06	7,200,000 a	7,200,000
Phoenix Civic Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)		3.65	11/7/06	4,630,000 a,b	4,630,000
Phoenix Civic Improvement
Corporation, Water System
Revenue (Insured; MBIA and
Liquidity Facility; Merrill
Lynch)		3.60	11/7/06	14,320,000 a,b	14,320,000
Roaring Fork Municipal Products
LLC (Pima County Industrial
Development Authority) (GIC;
Trinity Funding Corporation
and Liquidity Facility; The
Bank of New York)		3.71	11/7/06	5,053,000 a,b	5,053,000

California--1.5%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		3.66	11/7/06	16,700,046 a,b	16,700,046

Colorado--2.1%
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)		3.76	11/7/06	3,235,000 a	3,235,000
Erie,
COP (LOC; Key Bank)		3.63	11/7/06	4,365,000 a	4,365,000
Vail,
MFHR (Middle Creek Village Apartments)
(Liquidity Facility; Merrill Lynch
Capital Services and LOC;
Ixis Corporate and Investment Bank)		3.69	11/7/06	16,045,000 a,b	16,045,000

Connecticut--1.4%
Connecticut Health and Educational

Facilities Authority, Revenue,
CP (Yale University Issue)	3.52	12/11/06	16,000,000	16,000,000

Delaware--.4%
Delaware Economic Development
Authority, Revenue (Saint
Anne's Episcopal School
Project) (LOC; Wilmington
Trust Co.)	3.70	11/7/06	4,000,000 a	4,000,000

District of Columbia--1.2%
Bank of New York Municipal
Certificates Trust, Revenue
(GIC; Trinity Funding
Corporation and Liquidity
Facility; The Bank of New York)	3.70	11/7/06	7,925,000 a,b	7,925,000
District of Columbia,
Revenue, Refunding (American
Association of Homes and
Services for the Aging, Inc.
Issue) (LOC; Unicredito
Italiano SPA)	3.61	11/7/06	5,545,000 a	5,545,000

Florida--4.2%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American International
Group Funding Inc.)	3.72	11/7/06	5,000,000 a	5,000,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.69	11/1/06	6,000,000 a	6,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	3.62	11/7/06	3,650,000 a	3,650,000
Orange County Housing Finance
Authority, Homeowner Revenue
(Insured: FNMA and GNMA and
Liquidity Facility; Lehman
Liquidity LLC)	3.66	11/7/06	2,240,000 a,b	2,240,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.62	11/13/06	20,000,000	20,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.59	1/11/07	5,000,000	5,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	3.55	2/15/07	1,240,000	1,240,000
Sunshine State Governmental

Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.64	11/1/06	4,000,000 a	4,000,000

Georgia--3.2%
Atlanta,
Subordinate Lien Tax
Allocation (Atlantic Station
Project) (LOC; Wachovia Bank)	3.66	11/7/06	4,000,000 a	4,000,000
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartments
Project) (LOC; Regions Bank)	3.63	11/7/06	5,000,000 a	5,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.52	11/8/06	10,000,000	10,000,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	3.62	11/7/06	17,000,000 a	17,000,000

Illinois--2.5%
Chicago,
IDR (Victoria Limited LLC
Project) (LOC; ABN-AMRO)	3.64	11/7/06	3,500,000 a	3,500,000
Chicago,
SFMR	4.05	7/12/07	10,000,000	10,000,000
Chicago,
SFMR (GIC; Transamerica
Occidental Life Insurance)	3.85	9/7/07	3,500,000	3,500,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-Esk Co. Project) (LOC;
Bank of America)	3.64	11/7/06	8,405,000 a	8,405,000
Will County,
Exempt Facility Industrial
Revenue (Amoco Chemical
Company Project)	3.66	11/1/06	2,535,000 a	2,535,000

Indiana--3.6%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	3.70	11/7/06	3,950,000 a	3,950,000
Hammond,
Sewer and Solid Waste Disposal
Revenue, Refunding (Cargill
Inc. Project)	3.64	11/7/06	6,500,000 a	6,500,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	3.70	11/7/06	3,800,000 a	3,800,000
Indiana Housing and Community

Development Authority, SFMR
(Liquidity Facility; DEPFA
Bank PLC)	3.60	11/7/06	23,000,000 a	23,000,000
Saint Joseph County,
Health Care Facility Revenue
(South Bend Medical Foundation
Project) (LOC; National City
Bank)	3.65	11/7/06	2,800,000 a	2,800,000

Iowa--.4%
Iowa Finance Authority,
SFMR (Mortgage-Backed
Securities Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.62	11/7/06	4,500,000 a	4,500,000

Kansas--1.9%
Junction City,
Temporary Notes	5.00	8/1/07	2,000,000	2,010,831
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.65	11/7/06	3,350,000 a	3,350,000
Unified Government of Wyandotte
County/Kansas City, Municipal
Temporary Notes	3.53	4/1/07	5,920,000	5,920,000
Unified Government of Wyandotte
County/Kansas City, Municipal
Temporary Notes	3.60	11/1/07	10,000,000	10,000,000

Kentucky--5.5%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.68	11/7/06	31,800,000 a	31,800,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.63	4/2/07	8,500,000	8,500,000
Public Energy Authority of Kentucky, Inc.
Gas Supply Revenue (Liquidity
Facility; Societe Generale)	3.65	11/1/06	21,000,000 a	21,000,000

Maine--.2%
Auburn,
Obligation Securities Revenue
(J&A Properties and United
Fabricants Strainrite Project)
(LOC; Citizens Bank of
Massachusetts)	3.64	11/7/06	2,550,000 a	2,550,000

Maryland--4.1%
Baltimore County,
CP (Liquidity Facility;
Westdeutsche Landesbank)	3.52	11/6/06	17,600,000	17,600,000

Baltimore County,
CP (Liquidity Facility;
Westdeutsche Landesbank)	3.52	11/10/06	26,150,000	26,150,000
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	3.68	11/7/06	2,144,500 a	2,144,500

Massachusetts--2.0%
Massachusetts Development Finance
Agency, Revenue (Northfield
Mount Hermon School Issue)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	3.65	11/7/06	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; Citizens Bank of
Massachusetts)	3.62	11/7/06	6,400,000 a	6,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (University of
Massachusetts Project)
(Insured; FGIC and Liquidity
Facility; PB Finance Inc.)	3.61	11/7/06	10,925,000 a,b	10,925,000

Michigan--3.5%
Michigan Hospital Finance
Authority, HR (Chelsea
Community Hospital) (LOC;
National City Bank)	3.61	11/7/06	3,620,000 a	3,620,000
Michigan Hospital Finance
Authority, Revenue (Health
Care Equipment Loan Program)
(LOC; ABN-AMRO)	3.62	11/7/06	5,000,000 a	5,000,000
Michigan Strategic Fund,
LOR (HME Inc. Project) (LOC;
Fifth Third Bank)	3.65	11/7/06	2,235,000 a	2,235,000
Michigan Strategic Fund,
LOR (Kaumagraph Flint Corp.
Project) (LOC; Bank One)	3.67	11/7/06	2,600,000 a	2,600,000
Michigan Strategic Fund,
LOR (PFG Enterprises Inc.
Project) (LOC; Huntington NB)	3.86	11/7/06	2,875,000 a	2,875,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABM-AMRO)	3.74	11/7/06	4,000,000 a	4,000,000
Roaring Fork Municipal Products
LLC (Michigan Higher
Education Student Loan

Authority) (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.68	11/7/06	8,747,000 a,b	8,747,000
University of Michigan,
CP	3.55	11/3/06	10,000,000	10,000,000

Minnesota--1.8%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC and Liquidity
Facility; Merrill Lynch)	3.60	11/7/06	9,660,000 a,b	9,660,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.65	11/30/06	10,000,000	10,000,000

Missouri--1.0%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Deaconess
Long Term Care of Missouri,
Inc.) (LOC; Bank One)	3.58	11/7/06	8,145,000 a	8,145,000
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.69	11/7/06	3,570,000 a,b	3,570,000

Nevada--2.3%
Roaring Fork Municipal Products
LLC, Revenue (Insured; FNMA
and Liquidity Facility; The
Bank of New York)	3.71	11/7/06	13,565,000 a,b	13,565,000
Washoe County,
Gas Facilities Revenue (Sierra
Pacific Power Co. Project)
(Insured; MBIA and Liquidity
Facility; Lehman Liquidity LLC)	3.66	11/7/06	11,975,000 a,b	11,975,000

New Hampshire--.5%
New Hampshire Business Finance
Authority, Water Facility
Revenue (Pennichuck Water
Works, Inc. Project) (Insured;
AMBAC and Liquidity Facility;
FHLB)	3.62	4/2/07	5,930,000	5,930,000

New Mexico--2.2%
Bernalillo County,
MFHR, Refunding (Cottonwood

Apartments Project) (LOC;
Transamerica Occidental Life
Insurance)	4.00	4/10/07	9,000,000	9,000,000
Dona Ana County,
IDR (Foamex Products Inc.
Project) (LOC; Bank of Nova
Scotia)	3.67	11/7/06	5,900,000 a	5,900,000
Regional Housing Authority for
Region II, MFHR (Airport Vista
Project) (Insured;
Transamerica Life and
Insurance)	3.80	5/1/07	9,200,000	9,200,000

New York--4.4%
New York State Housing Finance
Agency, Housing Revenue (66
West 38th Street) (Liquidity
Facility; FNMA and LOC; FNMA)	3.57	11/7/06	15,000,000 a	15,000,000
New York State Housing Finance
Agency, Housing Revenue (240
East 39th Street) (LOC; FNMA)	3.60	11/7/06	17,600,000 a	17,600,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.62	11/7/06	3,280,000 a,b	3,280,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.61	11/7/06	13,865,000 a,b	13,865,000

North Carolina--1.0%
Burke County Industrial Facilities
and Pollution Control
Financing Authority,
IDR (Bauer Industries Inc. Project)
(LOC; Bank of Montreal)	3.67	11/7/06	1,455,000 a	1,455,000
Raleigh-Durham Airport Authority,
Airport Revenue (Insured; XLCA
and Liquidity Facility; DEPFA
Bank PLC)	3.60	11/7/06	10,000,000 a	10,000,000

Ohio--5.3%
Butler County,
Capital Funding Revenue (CCAO
Low Cost Capital Pooled
Financing Program) (LOC; U.S.
Bank NA)	3.58	11/7/06	3,255,000 a	3,255,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
Key Bank)	3.71	11/7/06	3,280,000 a	3,280,000
Hamilton County,

Health Care Facilities Revenue
(Twin Towers and Twin Lakes
Project) (LOC; U.S. Bank NA)	3.59	11/7/06	8,000,000 a	8,000,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.64	11/7/06	10,000,000 a,b	10,000,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.64	11/7/06	20,510,000 a,b	20,510,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corp.
Project) (LOC; Barclays Bank
PLC)	3.64	11/7/06	9,700,000 a	9,700,000
University of Cincinnatti,
General Receipts, BAN	4.50	1/25/07	5,000,000	5,013,521

Oklahoma--.4%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.70	11/15/06	5,000,000	5,000,000

Oregon--1.2%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding
Corporation)	3.63	11/7/06	12,945,000 a,b	12,945,000

Pennsylvania--10.3%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	3.64	11/1/06	5,000,000 a	5,000,000
Chartiers Valley Industrial and
Commercial Development
Authority (Wesley Hills
Project) (LOC; Fifth Third
Bank)	3.61	11/7/06	8,400,000 a	8,400,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	3.59	11/7/06	15,925,000 a	15,925,000
Dauphin County General Authority,

Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.61	11/7/06	2,375,000 a	2,375,000
Delaware County Authority,
Health System Revenue (Mercy
Health System of Southeastern
Pennsylvania Issue) (Liquidity
Facility; Westdeutsche
Landesbank and LOC;
Westdeutsche Landesbank)	3.64	11/7/06	9,470,000 a,b	9,470,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	7,800,000 a	7,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	5,500,000 a	5,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	17,300,000 a	17,300,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	3.66	11/7/06	4,000,000 a	4,000,000
Lancaster Municipal Authority,
Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	3.62	11/7/06	7,435,000 a	7,435,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.60	11/7/06	3,150,000	3,150,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	3.72	11/7/06	1,685,000 a	1,685,000
Pennsylvania Higher Education
Assistance Agency, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	3.61	11/7/06	5,100,000 a	5,100,000
Philadelphia,
Airport Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.65	11/7/06	10,900,000 a	10,900,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem Area School
District Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.59	11/7/06	9,800,000 a	9,800,000
West Cornwall Township Municipal
Authority, Revenue
(Pennsylvania General
Government Loan Program)

(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.59	11/7/06	1,103,000 a	1,103,000

South Carolina--1.1%
South Carolina Association of
Governmental Organizations,
COP, TAN	4.25	4/13/07	12,000,000	12,017,133

Tennessee--1.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility: KBC Bank and
Landesbank Baden-Wurttemberg)	3.65	11/1/06	8,000,000 a	8,000,000
Franklin Industrial Development
Board, MFHR (The Landings
Apartment Project) (Liquidity
Facility; Goldman Sachs Group
Incorporated and LOC; Goldman
Sachs Group Incorporated)	3.62	11/7/06	10,240,000 a,b	10,240,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; DEPFA
Bank PLC)	3.65	11/1/06	2,900,000 a	2,900,000

Texas--16.9%
ABN AMRO Munitops Certificates
Trust, Water Revenue (Tarrant
Regional Water District)
(Insured; FGIC and Liquidity
Facility; ABN-AMRO)	3.61	11/7/06	4,800,000 a,b	4,800,000
Austin,
Utility System Revenue, CP
(LOC: Bayerische Landesbank,
JPMorgan Chase Bank and State
Street Bank and Trust Co.)	3.55	12/7/06	25,000,000	25,000,000
Bexar County Housing Finance
Corporation, MFHR (Gates
Capernum Apartments Project)
(Liquidity Facility; Merrill
Lynch)	3.67	11/7/06	3,940,000 a,b	3,940,000
East Texas Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch)	3.67	11/7/06	4,320,000 a,b	4,320,000
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.61	11/7/06	3,475,000 a,b	3,475,000
Fort Bend County,
Toll Road Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; PB Finance

Inc.)	3.61	11/7/06	2,775,000 a,b	2,775,000
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (CITGO
Petroleum Corporation Project)
(LOC; Royal Bank of Canada)	3.66	11/1/06	1,200,000 a	1,200,000
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	3.60	11/8/06	5,000,000	5,000,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	3.60	11/9/06	10,000,000	10,000,000
Harris County Housing Finance
Corporation (Primrose
Skyline Apartments) MFHR
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.67	11/7/06	13,145,000 a,b	13,145,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Metropolitan
Transportation Authority)
(LOC; DEPFA Bank PLC)	3.55	11/1/06	6,000,000	6,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/16/06	20,000,000	20,000,000
Houston,
Utility System Revenue, CP
(LOC: Dexia Credit Locale and
Landesbank Baden-Wurttemberg)	3.55	12/14/06	10,000,000	10,000,000
Lower Colorado River Authority,
Revenue, CP (LCRA
Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	3.55	12/6/06	9,300,000	9,300,000
Montgomery County Housing Finance
Corporation, MFHR (Park at
Woodline Townhomes) (LOC;
Citibank NA)	3.69	11/7/06	7,500,000 a	7,500,000
Permian Basin Regional Housing
Finance Corporation, SFMR
(Mortgage Backed Securities
Program) (GIC; Aegon NV)	3.99	6/1/07	5,455,000	5,455,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	3.82	11/7/06	7,000,000 a,b	7,000,000
Revenue Bond Certificate Series
Trust Various States, Revenue
(Chimney Project) (GIC; AIG
Funding Inc.)	3.82	11/7/06	6,200,000 a,b	6,200,000
Texas Affordable Housing
Corporation, MFHR (American
Housing Foundation Portfolio)

(Insured; MBIA and Liquidity
Facility; Branch Banking and
Trust Company)	3.60	11/7/06	9,970,000 a,b	9,970,000
Texas Department of Housing and
Community Affairs, MFHR
(Ash Creek Apartments)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.67	11/7/06	7,500,000 a,b	7,500,000
Texas Public Finance Authority,
CP	3.60	11/8/06	11,500,000	11,500,000
Texas Public Finance Authority,
Revenue, CP	3.50	12/11/06	15,100,000	15,100,000

Vermont--.7%
University of Vermont and State
Agricultural College, CP	3.60	1/11/07	8,000,000	8,000,000

Virginia--2.8%
Morgan Keegan Municipal Products
Inc., Revenue (Virginia
Housing Development Authority)
(Liquidity Facility; BNP
Paribas)	3.66	11/7/06	6,740,000 a,b	6,740,000
Norfolk Economic Development
Authority, New Empowerment
Zone Facility Revenue
(Metropolitan Machine Corp.
Project) (LOC; Wachovia Bank)	3.62	11/7/06	6,100,000 a	6,100,000
Virginia Beach Development
Authority, IDR, Refunding
(Giant Square Shopping Center
Co. LLP Project) (LOC;
Wachovia Bank)	3.62	11/7/06	3,500,000 a	3,500,000
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	3.80	12/12/06	15,000,000	15,000,000

Washington--4.0%
Everett Industrial Development
Corporation, Exempt Facilities
Revenue (Kimberly Clark Corp.
Project)	3.63	11/7/06	3,200,000 a	3,200,000
Port of Seattle,
Revenue (Insured; FGIC and
Liquidity Facility; BNP
Paribas)	3.63	11/7/06	2,870,000 a,b	2,870,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.61	11/7/06	5,000,000 a	5,000,000
Washington Economic Development
Finance Authority, SWDR (Lemay
Enterprises Project) (LOC;
Bank of America)	3.61	11/7/06	5,660,000 a	5,660,000

Washington Economic Development
Finance Authority, SWDR (Waste
Management Project) (LOC; Bank
of America)	3.64	11/7/06	5,500,000 a	5,500,000
Washington Housing Finance
Commission, MFHR (Queen Anne
Project) (LOC; Bank of America)	3.67	11/7/06	7,500,000 a	7,500,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Wesley Homes Project) (LOC;
Bank of America)	3.60	11/1/06	15,100,000 a	15,100,000

Wisconsin--1.1%
Lake Geneva Joint School District
Number 1, BAN	4.00	10/15/07	2,150,000	2,152,370
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.64	11/1/06	10,000,000 a	10,000,000

Wyoming--.9%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.55	11/30/06	10,000,000	10,000,000

Total Investments (cost $1,123,526,401)			100.4%	1,123,526,401
Liabilities, Less Cash and Receivables			(.4%)	(4,009,920)
Net Assets			100.0%	1,119,516,481

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $278,400,046 or 24.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 13, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)